Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Depreciation

Property, plant, and equipment are depreciated as follows:

	Expected Life	Salvage Value	Basis of Depreciation
Drilling rig equipment:
– Power & Tubulars	5 years	–	straight-line
– Dynamic	10 years	–	straight-line
– Structural	20 years	10%	straight-line
Service rig equipment	20 years	10%	straight-line
Drilling rig spare equipment	up to 15 years	–	straight-line
Service rig spare equipment	up to 15 years	–	straight-line
Rental equipment	up to 15 years	0 to 25%	straight-line
Other equipment	3 to 10 years	–	straight-line
Light duty vehicles	4 years	–	straight-line
Heavy duty vehicles	7 to 10 years	–	straight-line
Buildings	10 to 20 years	–	straight-line

Disclosure of Deferred Base Rent Balance Under Straight-line Amortize Over Lease Term

In addition, at the date of initial application, for those leases previously classified as an operating lease under IAS 17, Management elected to recognize and measure the respective right of use assets at the amount equal to the lease obligation, adjusted for any prepaid or accrued lease payment immediately before the date of initial application. The opening balance sheet adjustment in relation to these leases was:

January 1, 2019
Right of use asset	$73,464
Accounts payable and accrued liabilities	(2,800)
Lease obligation	(73,464)
Deficit	2,800

Summary Of Straight-line Amortize Expenses Over Term Of Lease

When measuring certain lease obligations at the date of transition, minimum lease payments were discounted using Precision’s incremental borrowing rate. The weighted average incremental borrowing rates applied was 6.1%. At the date of transition, Precision derecognized $3 million of its deferred base rent balance which was established to straight-line amortize escalating corporate office rent expenses over the term of the lease.

January 1, 2019
Operating lease commitment at December 31, 2018	$67,392
Discounted using the incremental borrowing rate at January 1, 2019	54,517
Extension options reasonably certain to be exercised	18,947
Lease obligation	$73,464